Payable taxes and other accrued expenses (Tables)	12 Months Ended
Dec. 31, 2018
Payable taxes and other accrued expenses
Schedule of tax payable and other accrued expenses

	December 31,
	2018		2017		2016
Accrued expenses	Ps.	166,588	Ps.	145,123	Ps.	183,175
Taxes payable other than income tax		308,345		220,524		262,772
Accrued interest		40,227		69,125		43,254
	Ps.	515,160	Ps.	434,772	Ps.	489,201